Equity - Reserves and Retained Earnings - Summary of Equity Reserves and Retained Earnings (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Reserves
Options issued reserve	$ 19,116,205	$ 19,116,205
Conversion feature of convertible note reserve	0	2,589,486	$ 2,589,486
Foreign currency translation reserve	11,303,835	16,807,559	2,423,316
Share-based payment reserve	4,257,224	4,471,605	5,934,705
Ending balance	34,677,264	42,984,855
Movement in options issued reserve were as follows:
Opening balance and closing balance	19,116,205	19,116,205
Movements in conversion feature of convertible note reserve:
Opening balance	2,589,486	2,589,486
Transfer to accumulated losses on conversion of Convertible Notes	(2,006,280)	0
Transfer to contributed equity on conversion of Convertible Notes	(583,206)	0
Ending balance	0	2,589,486	2,589,486
Movement in foreign currency translation reserve were as follows:
Opening balance	16,807,559	2,423,316
Currency translation differences arising during the year	(5,503,724)	14,384,243
Ending balance	11,303,835	16,807,559	2,423,316
Movement in share-based payment reserve were as follows:
Opening balance	4,471,605	5,934,705
Option and Performance rights expensed during the year	1,589,774	1,163,543
Exercise of vested performance rights transferred to contributed equity	(1,804,155)	(2,626,643)
Ending balance	4,257,224	4,471,605	5,934,705
Movement in accumulated losses were as follows:
Opening balance	(444,081,322)	(382,647,157)
Net loss for the year	(79,304,563)	(61,434,165)	(42,716,625)
Transfer from conversion feature of convertible note reserve on conversion of convertible notes	2,006,280	0
Transfer from convertible note liability on conversion of convertible notes	583,206	0
Ending balance	$ (520,796,399)	$ (444,081,322)	$ (382,647,157)